Basis of Presentation - Additional Information (Detail)	Jan. 24, 2017 shares	Jul. 20, 2016 shares	Jun. 21, 2016
Accounting Policies [Line Items]
Stock split			49.313
IPO [Member]
Accounting Policies [Line Items]
Issuance of stock (in shares)		10,300,000
Issuance of stock (in shares)		21,390,000
Issuance of stock (in shares)		11,090,000
Oaktree [Member] | Secondary Public Offering [Member] | Subsequent Events [Member]
Accounting Policies [Line Items]
Issuance of stock (in shares)	14,375,000